Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	JSOP Shares [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Beginning balance, shares at Dec. 31, 2013	3,957,032
Beginning balance, value at Dec. 31, 2013	$ 3,957	$ (5,281,180)	$ 75,301,658	$ (58,306,999)	$ 900,254	$ 12,617,690
Exercise of stock options, shares	60,184
Exercise of stock options, value	$ 60		101,873			101,933
Issuance of common stock, shares	422,424
Issuance of common stock	$ 422		10,810,774			10,811,196
Issuance of warrants			239,889			239,889
Deemed issuance of shares in reverse merger, shares	409,091
Deemed issuance of shares in reverse merger	$ 409		3,749,591			3,750,000
Repurchase and cancellation of shares in Hive Out Agreement, shares	(303,031)
Repurchase and cancellation of shares in Hive Out Agreement	$ (303)		(99,697)	(3,010,325)		(3,110,325)
Repurchase and cancellation of shares in acquisition, shares	(427)
Repurchase and cancellation of shares in acquisition	$ 0		0
Settlement of accrued interest in common stock						0
Share-based payments			702,042			702,042
Net loss				(14,307,104)		(14,307,104)
Foreign currency translation					(324,578)	(324,578)
Ending balance, shares at Dec. 31, 2014	4,545,213
Ending balance, value at Dec. 31, 2014	$ 4,545	(5,281,180)	90,806,130	(75,624,428)	575,676	10,480,743
Issuance of common stock, shares	31,138
Issuance of common stock	$ 31		337,309			337,340
Issuance of common stock in connection with pending asset acquisition, shares	333,334
Issuance of common stock in connection with pending asset acquisition	$ 333		3,744,184			3,744,517
Issuance of warrants			933,195			933,195
Issuance of warrants in connection with debt (net of issuance costs of $16,769)			1,609,575			1,609,575
Settlement of accrued interest in common stock			75,935			75,935
Share-based payments			2,256,773			2,256,773
Net loss				(12,507,471)		(12,507,471)
Foreign currency translation					(321,942)	(321,942)
Ending balance, shares at Dec. 31, 2015	4,909,685
Ending balance, value at Dec. 31, 2015	$ 4,909	$ (5,281,180)	$ 99,763,101	$ (88,131,899)	$ 253,734	6,608,665
Settlement of accrued interest in common stock						70,813
Net loss						(3,571,635)
Foreign currency translation						0
Ending balance, value at Mar. 31, 2016						$ 5,060,921